Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 55,000	$ 50,000	$ 162,000	$ 122,000	$ 86,875	$ 173,902
Percentage of equipment completion	80.00%		80.00%			33.00%